UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark A. Sherman
Title:   Chief Compliance Officer
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Mark A. Sherman  San Francisco, CA 08/10/2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      50
Form 13F Information Table Value Total:       $128,271


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T Inc                       COM              00206R102      331    10549 SH       SOLE                    10549        0        0
American Express Co            COM              025816109     3007    58170 SH       DEFINED                 57225        0      945
Amgen Inc                      COM              031162100     2798    47953 SH       DEFINED                 47213        0      740
Automatic Data Processing Inc  COM              053015103     5394   102394 SH       DEFINED                100494        0     1900
Avery Dennison Corp            COM              053611109     2405    62246 SH       DEFINED                 62096        0      150
BP P.L.C. Spons ADR            COM              055622104      308     6958 SH       SOLE                     6958        0        0
Bristol-Myers Squibb Co        COM              110122108      515    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105     1559    30164 SH       DEFINED                 29744        0      420
Carnival Corp                  COM              143658300     2318    61608 SH       DEFINED                 60623        0      985
Caterpillar Inc                COM              149123101      226     2122 SH       SOLE                     2122        0        0
Chevron Corp New               COM              166764100     1247    12127 SH       DEFINED                 10981        0     1146
Devon Energy Corp              COM              25179M103     3534    44843 SH       DEFINED                 43612        0     1231
Disney Walt Co.                COM              254687106     3734    95651 SH       DEFINED                 94126        0     1525
EMC Corporation                COM              268648102     3508   127328 SH       DEFINED                125793        0     1535
Ecolab Inc                     COM              278865100     3198    56715 SH       DEFINED                 55730        0      985
Edison International           COM              281020107      209     5397 SH       SOLE                     5397        0        0
Electronic Arts                COM              285512109      519    22005 SH       SOLE                    22005        0        0
Exxon Mobil Corp               COM              30231G102     4733    58163 SH       SOLE                    58163        0        0
General Electric Co            COM              369604103     3102   164470 SH       DEFINED                164255        0      215
Hewlett-Packard Co             COM              428236103     3257    89470 SH       DEFINED                 87895        0     1575
Intl Business Machines         COM              459200101     6822    39765 SH       DEFINED                 39215        0      550
JP Morgan Chase & Co           COM              46625H100     2971    72561 SH       DEFINED                 71376        0     1185
Jacobs Engineering             COM              469814107     2302    53215 SH       DEFINED                 52325        0      890
Johnson & Johnson              COM              478160104     4734    71166 SH       DEFINED                 70501        0      665
Life Technologies              COM              53217V109     1017    19540 SH       DEFINED                 19220        0      320
Marriott Intl. Inc. CL A       COM              571903202      207     5830 SH       SOLE                     5830        0        0
McDonalds Corp                 COM              580135101      476     5650 SH       SOLE                     5650        0        0
Microsoft Corp                 COM              594918104     4343   167039 SH       DEFINED                164289        0     2750
Nordstrom Inc                  COM              655664100     3022    64373 SH       DEFINED                 63098        0     1275
Omnicom Group                  COM              681919106     5252   109047 SH       DEFINED                107327        0     1720
PPG Industries                 COM              693506107      273     3012 SH       SOLE                     3012        0        0
Pepsico Inc                    COM              713448108     5484    77869 SH       DEFINED                 76859        0     1010
Pfizer Inc                     COM              717081103     1772    86017 SH       SOLE                    86017        0        0
Precision Castparts Corp       COM              740189105     2965    18010 SH       DEFINED                 17700        0      310
T Rowe Price Group Inc         COM              74144T108     2304    38180 SH       DEFINED                 37500        0      680
Procter & Gamble Company       COM              742718109     6250    98323 SH       DEFINED                 97078        0     1245
Qualcomm Inc.                  COM              747525103      733    12910 SH       SOLE                    12910        0        0
Raytheon Co                    COM              755111507      457     9174 SH       SOLE                     9174        0        0
SVB Financial Group            COM              78486Q101     1443    24170 SH       DEFINED                 23800        0      370
Sara Lee Corp                  COM              803111103      296    15600 SH       SOLE                    15600        0        0
Schlumberger Limited           COM              806857108     6322    73170 SH       DEFINED                 71920        0     1250
Stericycle Inc.                COM              858912108     2904    32590 SH       DEFINED                 32050        0      540
Swift Energy Co                COM              870738101     2302    61778 SH       DEFINED                 60333        0     1445
Teva Pharmaceutical Inds ADR   COM              881624209     3873    80316 SH       DEFINED                 78941        0     1375
Texas Instruments Incorporated COM              882508104      525    16000 SH       SOLE                    16000        0        0
Vanguard Total Stock Market    FUND             922908769      205     2990 SH       SOLE                     2990        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2461    92107 SH       DEFINED                 91141        0      966
Wal Mart Stores Inc            COM              931142103     3623    68174 SH       DEFINED                 67079        0     1095
Walgreen Co.                   COM              931422109     4959   116801 SH       DEFINED                115111        0     1690
Western Union Corp             COM              959802109     2072   103443 SH       DEFINED                101533        0     1910